Share-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2012
Significant Weighted Average Assumptions Relating to Valuation of Options and Escrowed Stock Granted

The significant weighted average assumptions relating to the valuation of the Company’s options and escrowed stock granted during the years ended December 31, 2012 and 2011 are as follows:

	December 31
	2012	2011
Dividend yield	—	—
Volatility rate	38.49%	45.00%
Risk-free interest rate	1.41%	2.50%
Expected option life (years)	7.5	7.5

Summary of Option Plan and Escrowed Stock Plan

The following tables set out the number of Common Shares that employees of the Company may acquire under options granted under the Company’s option plan and escrowed stock plan for the years ended December 31, 2012 and 2011:

	December 31, 2012		December 31, 2011
	Shares	Weighted Average Per Share Exercise Price	Shares	Weighted Average Per Share Exercise Price
Outstanding, beginning of year	4,673,426	$9.07	2,017,043	$12.92
Granted	1,110,000	10.37	3,118,380	10.96
Exercised	(499,239)	3.42	(34,421)	3.09
Cancelled	—	—	(427,576)	41.52

Outstanding, end of year	5,284,187	$9.88	4,673,426	$9.07

Options exercisable, end of year	963,994	$9.49	217,844	$5.97

Summary of Status of Unvested Options and Escrowed Stock Included in Equity

A summary of the status of the Company’s unvested options and escrowed stock included in equity as of December 31, 2012 and 2011 are as follows:

	December 31, 2012		December 31, 2011
	Shares	Weighted Average Fair Value Per Share	Shares	Weighted Average Fair Value Per Share
Unvested options outstanding, beginning of year	4,455,582	$4.77	1,629,238	$3.26
Granted	1,110,000	4.50	3,118,380	5.35
Vested	(1,245,389)	4.10	(223,198)	4.21
Cancelled	—	—	(68,838)	0.53

Unvested options outstanding, end of year	4,320,193	$4.90	4,455,582	$4.77

Summary of Changes in and Number of Deferred Share Units

The following table sets out changes in and the number of deferred share units that executives, directors and senior operating management employees may redeem under the Brookfield Residential’s DSUP and MDSUP for the years ended December 31, 2012 and 2011:

	December 31
	2012	2011
Outstanding, beginning of year	1,871,100	723,747
Granted	78,348	1,327,781
Redeemed	(343,128)	(180,428)
Cancelled	(20,431)	—

Outstanding, end of year	1,585,889	1,871,100

Deferred share units vested	455,993	520,574